Business Segments Information - Schedule of Reconciliation of Segment EBITDA and Segment Adjusted EBITDA to Net Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 27,486	$ 27,988	$ 55,898	$ 55,605	$ 55,171
Imaprement Charge					3,200
Tigre ADS, BaySaver and Tigre ADS-USA joint ventures [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	1,272	677	1,556	1,321	985
Imaprement Charge					$ 3,200